Cover	May 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Entity File Number	1-36691
Entity Registrant Name	Booking Holdings Inc.
Entity Central Index Key	0001075531
Entity Tax Identification Number	06-1528493
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	203
Local Phone Number	299-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock par value $0.008 per share
Trading Symbol	BKNG
Security Exchange Name	NASDAQ
2.375% Senior Notes Due 2024 [Member]
Title of 12(b) Security	2.375% Senior Notes Due 2024
Trading Symbol	BKNG 24
Security Exchange Name	NASDAQ
0.100% Senior Notes Due 2025 [Member]
Title of 12(b) Security	0.100% Senior Notes Due 2025
Trading Symbol	BKNG 25
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2026 [Member]
Title of 12(b) Security	4.000% Senior Notes Due 2026
Trading Symbol	BKNG 26
Security Exchange Name	NASDAQ
1.800% Senior Notes Due 2027 [Member]
Title of 12(b) Security	1.800% Senior Notes Due 2027
Trading Symbol	BKNG 27
Security Exchange Name	NASDAQ
0.500% Senior Notes Due 2028 [Member]
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	BKNG 28
Security Exchange Name	NASDAQ
4.250% Senior Notes Due 2029 [Member]
Title of 12(b) Security	4.250% Senior Notes Due 2029
Trading Symbol	BKNG 29
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2031 [Member]
Title of 12(b) Security	4.500% Senior Notes Due 2031
Trading Symbol	BKNG 31
Security Exchange Name	NASDAQ
4.750% Senior Notes Due 2034 [Member]
Title of 12(b) Security	4.750% Senior Notes Due 2034
Trading Symbol	BKNG 34
Security Exchange Name	NASDAQ